Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss for the year	$ (38,173)	$ (45,187)
Adjustments for the following items:
Depletion and amortization	20,849	21,340
Income tax expense (recovery)	(2,060)	3,718
Accretion and decommissioning costs	587	427
Share-based payments	2,029	2,746
Non-cash expenses from common shares and warrants issued	872	0
Provision on other long-term liabilities	94	0
Interest and financing expense (income)	3,773	(1,023)
Net charges on post-employment benefit obligations	446	753
Inventory write-downs	1,725	8,459
Impairment to property, plant and equipment	6,000	13,440
Gain on disposal of assets	(402)	0
Loss on metals contract liability	3,396	657
Other gain on derivatives	(120)	(214)
Fair value loss on royalty payable	760	0
Gain on government loan forgiveness	0	(4,277)
Other adjustment	(224)	839
Trade and other receivables	2,066	(3,344)
Inventories	(3,267)	(2,663)
Prepaid expenses	198	(604)
Trade and other payables	214	4,593
Net cash used in operating activities	(1,013)	(1,179)
Investing activities
Expenditures on property, plant and equipment	(19,941)	(19,602)
Proceeds from disposal of assets	1,808	0
Net cash used in investing activities	(18,133)	(19,602)
Financing activities
Glencore pre-payment facility	0
Pre-payment facilities	2,250	(1,451)
Lease payments	(2,681)	(3,392)
Promissory notes, net	1,775	(2,500)
At-the-market offerings	2,310	10,080
Private placements	768	9,816
Financing from convertible debenture	7,479	5,109
Metals contract liability, net	1,101	(7,436)
Royalty agreement, net	3,187	0
Government loan	(222)	0
Contribution from non-controlling interests	4,357	7,211
Net cash generated from financing activities	20,324	17,437
Effect of foreign exchange rate changes on cash	(1,081)	2,408
Decrease in cash and cash equivalents	97	(936)
Cash and cash equivalents, beginning of year	1,964	2,900
Cash and cash equivalents, end of year	2,061	1,964
Cash	2,061	1,964
Cash and cash equivalents consist of:
Interest paid during the year	$ 2,291	$ 2,629